SUPPLEMENTAL DISCLOSURES - Changes in Non-cash Working Capital (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Supplemental Disclosures [Abstract]
Accounts receivable	$ 8,717	$ (6,445)	$ 18,034
Loans receivable	0	15,000	0
Deposits and prepaid expenses	193	1,496	2,925
Accounts payable and accrued liabilities	(10,958)	(3,578)	(32,127)
Increase (decrease) in working capital	(2,048)	6,473	(11,168)
Operating activities	16,692	(272)	(443)
Financing activities	(6,371)	16,353	601
Investing activities	$ (12,369)	$ (9,608)	$ (11,326)